Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2023	Jan. 28, 2022	Jan. 29, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a) Fiscal Year	(b) SCT Total for PEO Raghuram(1) ($)	(c) Comp. Actually Paid to PEO Raghuram(2) ($)	(d) SCT Total for Former PEO Rowe(1) ($)	(e) Comp. Actually Paid to Former PEO Rowe(2) ($)	(f) SCT Total for Former PEO Gelsinger(1) ($)	(g) Comp. Actually Paid to Former PEO Gelsinger(2) ($)	(h) Average SCT Total for Non-PEO NEOs(3) ($)	(i) Average Comp. Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		(l) Net Income (millions)(7) ($)	(m) Sub. and SaaS Revenue (millions)(8) ($)
									(j) TSR(5) ($)	(k) Peer Group TSR(6) ($)
2023	13,209,400	9,359,626	—	—	—	—	7,333,740	5,909,977	100.26	157.07	1,314	4,012
2022	32,344,107	31,015,306	25,686,985	28,979,266	38,462	(40,429,595)	12,841,136	9,697,001	106.33	182.43	1,820	3,205
2021	—	—	—	—	16,541,804	11,195,433	13,432,940	10,918,162	93.10	137.09	2,058	2,587

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) represent the amounts reported in the “Total” column of the SCT for Mr. Raghuram, our Chief Executive Officer, for FY23 and FY22. The dollar amount reported in column (d) represent the amount reported in the “Total” column of the SCT for Mr. Rowe, who served as interim Chief Executive Officer for a portion of FY22. The dollar amounts reported in column (f) represent the amounts reported in the “Total” column of the SCT for Patrick Gelsinger, our former Chief Executive Officer, for FY21 and a portion of FY22. These individuals are referred to as the Principal Executive Officers (each a “PEO”) for these fiscal years.The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding persons who served as the PEO for any portion of a fiscal year) (the “Non-PEO NEOs”) in the “Total” column of the SCT in each applicable fiscal year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for FY23, Messrs. Brulard, Dhawan and Rowe and Ms. Olli; (ii) for FY22, Messrs. Brulard, Dhawan and Poonen and Ms. Olli and (iii) for FY21, Messrs. Poonen, Raghuram and Rowe and Ms. Olli.
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid” to the PEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such individuals during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each individual’s total compensation for each fiscal year to determine the compensation actually paid:

(a) PEO	(b) Fiscal Year	(c) Reported SCT Total for PEO ($)	(d) Reported Value of Equity Awards(a) ($)	(e) Equity Award Adjustments(b) ($)	(f) = (c)-(d)+(e) Compensation Actually Paid to PEO ($)
Raghu Raghuram	2023	13,209,400	10,407,387	6,557,613	9,359,626
	2022	32,344,107	30,243,585	28,914,784	31,015,306
Zane Rowe	2022	25,686,985	23,138,352	26,430,633	28,979,266
Patrick Gelsinger	2022	38,462	—	(40,468,057)	(40,429,595)
	2021	16,541,804	15,654,137	10,307,766	11,195,433
____________________
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable fiscal year.
(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of fiscal year end; (ii) the amount of change as of the applicable fiscal year end (from the prior fiscal year end) in fair value of any awards granted in prior fiscal years that were outstanding and unvested as of the applicable fiscal year end; (iii) for awards that were granted and vested in the same applicable fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change as of the vesting date (from the prior fiscal year end) in fair value; (v) for awards granted in prior fiscal years that were determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
Raghu Raghuram	2023	11,689,467	(4,252,206)	(879,647)	—	6,557,613
	2022	25,134,749	2,700,598	1,079,437	—	28,914,784
Zane Rowe	2022	21,437,294	3,829,431	1,163,908	—	26,430,633
Patrick Gelsinger	2022	—	—	—	(40,468,057)	(40,468,057)
	2021	18,261,342	(1,296,150)	(6,657,426)	—	10,307,766

Non-PEO NEO Average Total Compensation Amount	$ 7,333,740	$ 12,841,136	$ 13,432,940
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,909,977	9,697,001	10,918,162
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Fiscal Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	7,333,740	5,686,929	4,263,166	5,909,977
2022	12,841,136	11,240,772	8,096,637	9,697,001
2021	13,432,940	12,002,450	9,487,672	10,918,162
____________________
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Fiscal Year	Average Year-end Fair Value of Equity Awards ($)	Year-over-Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(x) ($)	Total Average Equity Award Adjustments ($)
2023	6,422,109	(1,374,157)	—	(784,786)	—	4,263,166
2022	7,079,217	721,714	381,660	840,123	(926,076)	8,096,637
2021	13,031,072	203,861	—	(3,747,261)	—	9,487,672
____________________
(x) This is perhaps the first ever footnote to a table that is contained within a footnote to a second table that is itself contained within a footnote to a third table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	Revenue •Subscription and SaaS Revenue •Subscription and SaaS ARR •Non-GAAP Operating Margin •Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)
Total Shareholder Return Amount	$ 100.26	106.33	93.10
Peer Group Total Shareholder Return Amount	157.07	182.43	137.09
Net Income (Loss)	$ 1,314,000,000	$ 1,820,000,000	$ 2,058,000,000
Company Selected Measure Amount	4,012,000,000	3,205,000,000	2,587,000,000
PEO Name	Mr. Raghuram		Patrick Gelsinger
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the fiscal year, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the fiscal year by the Company’s share price at the beginning of the fiscal year. The peer group used for this purpose is the following published industry index: S&P 500 Systems Software Index.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Subscription and SaaS Revenue
Non-GAAP Measure Description [Text Block]	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Subscription and SaaS revenue is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Subscription and SaaS ARR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)
Raghuram [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 13,209,400	$ 32,344,107
PEO Actually Paid Compensation Amount	9,359,626	$ 31,015,306
PEO Name		Mr. Raghuram
Rowe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 25,686,985
PEO Actually Paid Compensation Amount		$ 28,979,266
PEO Name		Mr. Rowe
Gelsinger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 38,462	$ 16,541,804
PEO Actually Paid Compensation Amount		$ (40,429,595)	11,195,433
PEO Name		Patrick Gelsinger
PEO [Member] | Raghuram [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,407,387	$ 30,243,585
PEO [Member] | Raghuram [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,557,613	28,914,784
PEO [Member] | Raghuram [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	11,689,467	25,134,749
PEO [Member] | Raghuram [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(4,252,206)	2,700,598
PEO [Member] | Raghuram [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(879,647)	1,079,437
PEO [Member] | Raghuram [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0
PEO [Member] | Rowe [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,138,352
PEO [Member] | Rowe [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,430,633
PEO [Member] | Rowe [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		21,437,294
PEO [Member] | Rowe [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		3,829,431
PEO [Member] | Rowe [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		1,163,908
PEO [Member] | Rowe [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		0
PEO [Member] | Gelsinger [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	15,654,137
PEO [Member] | Gelsinger [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(40,468,057)	10,307,766
PEO [Member] | Gelsinger [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		0	18,261,342
PEO [Member] | Gelsinger [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		0	(1,296,150)
PEO [Member] | Gelsinger [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		0	(6,657,426)
PEO [Member] | Gelsinger [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		(40,468,057)	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,686,929	11,240,772	12,002,450
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,263,166	8,096,637	9,487,672
Non-PEO NEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	6,422,109	7,079,217	13,031,072
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,374,157)	721,714	203,861
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(784,786)	840,123	(3,747,261)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	(926,076)	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 381,660	$ 0